Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2013	2012	2011
United States	$653,622	$810,150	$681,910
Foreign	657,379	766,548	731,811
	$1,311,001	$1,576,698	$1,413,721

Schedule of Components of Income Tax Expense (Benefit)
Income taxes include the following:

	2013	2012	2011
Federal
Current	$167,350	$255,991	$121,292
Deferred	26,523	(48,252)	34,136
Foreign
Current	176,739	191,167	193,064
Deferred	(28,472)	(29)	(24,229)
State and local
Current	19,496	30,500	21,500
Deferred	581	(8,171)	10,808
	$362,217	$421,206	$356,571

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2013	2012	2011
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.0	0.9	1.8
Foreign tax rate difference	(5.8)	(5.8)	(8.7)
Cash surrender value of life insurance	(0.7)	0.1	(0.9)
Federal manufacturing deduction	(1.0)	(1.6)	(0.9)
Research tax credit	(1.1)	(0.4)	(1.1)
Other	0.2	(1.5)	—
Effective income tax rate	27.6%	26.7%	25.2%

Schedule of Deferred Tax Assets and Liabilities
The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2013	2012
Retirement benefits	$535,260	$751,676
Other liabilities and reserves	113,257	134,358
Long-term contracts	26,714	27,726
Stock-based incentive compensation	59,274	70,129
Loss carryforwards	286,180	175,571
Unrealized currency exchange gains and losses	14,639	9,057
Inventory	15,570	18,535
Foreign tax credit carryforward	25,195	19,079
Depreciation and amortization	(527,860)	(480,791)
Valuation allowance	(273,413)	(176,079)
Net deferred tax asset	$274,816	$549,261
Change in net deferred tax asset:
Provision for deferred tax	$1,368	$56,452
Items of other comprehensive (loss)	(194,746)	319,352
Acquisitions and other	(81,067)	(16,160)
Total change in net deferred tax	$(274,445)	$359,644

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance July 1	$109,735	$81,156	$82,089
Additions for tax positions related to current year	10,285	66,500	8,398
Additions for tax positions of prior years	10,719	11,047	10,015
Reductions for tax positions of prior years	(20,683)	(23,456)	(15,060)
Reductions for settlements	(4,266)	(23,434)	(7,133)
Reductions for expiration of statute of limitations	(437)	(1,636)	—
Effect of foreign currency translation	2,087	(442)	2,847
Balance June 30	$107,440	$109,735	$81,156